FIXED ASSETS AND LEASEHOLD IMPROVEMENT (Tables)	9 Months Ended
May 31, 2020
Leases [Abstract]
Fixed assets and leasehold improvement
Estimated Useful Life
Furniture	5 years
Appliances	7 years